Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other receivables
Schedule of trade and other receivables

	2024	2023
for the year ended 30 June	Rm	Rm
Trade receivables	28 313	27 296
Other receivables (financial assets)	3 480	4 082
Related party receivables	349	289
third parties	29	23
equity accounted investments	320	266
Impairment of trade and other receivables*	(870)	(752)
	31 272	30 915
Other receivables (non-financial assets)	259	355
Duties recoverable from customers	214	—
Prepaid expenses and other	1 553	2 507
Value added tax	3 235	2 128
	36 533	35 905

*Impairment of trade and other receivables

Trade receivables are considered for impairment under the expected credit loss model. Trade receivables are written off when there is no reasonable prospect that the customer will pay. Refer to note 36.2 for detail on the impairments recognised.